Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2018
Trade and other payables
Schedule of trade and other payables

	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Trade payables	135,328	266,316	187,554
Other payables	3,559	4,754	2,435
Accrued expenses	77,061	83,280	52,460

	215,948	354,350	242,449
Social security and other taxes	11,284	17,917	10,847

	227,232	372,267	253,296

Less: non-current portion
Trade payables	44,667	102,067	69,825
Other payables	1,977	2,204	506

Non-current trade and other payables	46,644	104,271	70,331

Current trade and other payables	180,588	267,996	182,965